Plan Description	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following summary description of the Key Tronic 401(k) Retirement Savings Plan (the Plan) provides general information only. Participants should refer to the Plan document for more complete information.
General: The Plan is a defined contribution plan established by Key Tronic Corporation (the Company or the Employer) effective July 1, 1977, and was most recently amended and restated effective July 1, 2023. The Plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and all subsequent statutory revisions thereto, was created for the benefit of all eligible employees of the Company and subsidiaries. Effective July 1, 2003, the Plan became a Safe Harbor 401(k) Plan. A Safe Harbor 401(k) Plan complies with Code Section 401(k)(12) which permits the Plan to automatically meet the nondiscrimination requirements of the Code, therefore eliminating certain annual nondiscrimination testing of salary deferral and matching contributions.
On July 1, 2023 the Ayrshire 401(k) Plan merged into the Plan. Total assets transferred in were $9.8 million. The amounts transferred are included in 2024 balances in the Statement of Net Assets Available for Benefit and the Statement of Changes in Net Assets Available for Benefits.
Eligibility: Employees that are U.S. residents are eligible to participate in the Plan when they have attained age 21, and may enter the Plan on the first day of the month coinciding with or following the date the employee satisfies the eligibility requirements. Leased employees, nonresident aliens and certain employees covered by a collective bargaining agreement are ineligible for Plan participation.
Contributions: Eligible participants may make voluntary pre-tax and after-tax contributions of their base compensation of up to 75% of compensation each pay period, subject to certain statutory limits. Participant contributions made with tax-deferred dollars under Section 401(k) of the Internal Revenue Code (IRC) are excluded from the participant’s current wages for federal income tax purposes. No federal income tax is paid on the tax-deferred contributions and growth thereon until the participant makes a withdrawal from the Plan.
Participants may also choose to make contributions on an after-tax basis through a Roth 401(k) option. Contributions and earnings for the Roth 401(k) option are not subject to taxation at the time of distribution, as long as the distribution is a “qualified distribution” made no earlier than five years after the first Roth 401(k) contribution to the Plan. A qualified distribution is a distribution after separation of service and due to death, disability or after age 59½. The participant’s contribution rate may be adjusted at the discretion of the Plan Administrator if a reduced rate is necessary to maintain Section 401(k) benefits.
Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans provided that certain conditions are met. A participating employee’s annual contribution was limited to $23,500 for 2025 and $23,000 for 2024, with annual catch-up contribution limited to $7,500 for participating employees 50 or older. For participating employees aged 60-63, the catch-up contribution limit is $11,250 for 2025.
The Company’s matching contribution is equal to 100% up to 3% of a participant’s contributed compensation and 50% up to the next 2% of a participant’s contributed compensation, for a total of 4% if a participant contributes at least 5%. The Company made matching contributions of $1,365,458 and $1,384,403 for the years ended June 30, 2025 and 2024, respectively.
Participant Accounts: Individual accounts are maintained for each participant. Participants may designate that their contributions and account balances be invested in any combination of several available investment alternatives.
Each participant’s account is credited with the participant’s contribution, the Employer’s matching contribution, and Plan earnings of their individual account. Plan earnings are directly credited to participant accounts.
Notes Receivable from Participants: Participants may borrow from a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Participants may have only one loan outstanding at a time. Loan terms range from one to five years or up to ten years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with local prevailing rates at the loan origination date (which approximate prime plus 1%), as determined by the Plan Administrator. Interest rates on loans outstanding at June 30, 2025 maintain a rate of 4.25% - 9.50%. Principal and interest are paid ratably through payroll deductions. At June 30, 2025, loans outstanding mature at various dates through 2030.
Vesting: All participants are immediately 100% vested in both employee and Employer contributions.
Distribution of Benefits: Participants are eligible to receive benefits upon termination of employment, attaining the age of 59½, or as hardship withdrawals subject to certain requirements. The account balance of a participant who dies, while a participant of the Plan, will be paid to the participant’s designated beneficiary. Benefits are paid under various options as defined in the Plan document. An involuntary distribution of a terminated participant's account balance occurs when their balance is $7,000 or less.
Administrative Expenses: Typically, the majority of fees and expenses incurred for administration of the Plan are paid by the Participant. Participants are charged a fee for certain services such as loan processing and redemption fees on the sale of certain funds prior to a holding period being met.
Administration of the Plan: The Plan is administered by the Compensation and Administrative Committee of the Employer’s Board of Directors and an administrative committee consisting of management personnel. Fidelity Management Trust Company is the recordkeeper and trustee of the Plan